CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues	$ 21,712,720	$ 30,318,816	$ 31,976,268
Cost of revenues (including share-based compensation expense of US$21,434, US$20,456 and US$8,160 in 2023, 2024 and 2025, respectively)	(6,472,133)	(8,762,910)	(6,035,768)
Gross profit	15,240,587	21,555,906	25,940,500
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$512,837, US$53,290 and US$5,532 in 2023, 2024 and 2025, respectively)	(2,253,979)	(2,990,392)	(4,384,720)
Research and development expenses (including share-based compensation expense of US$180,355, US$60,297 and US$24,033 in 2023, 2024 and 2025, respectively)	(3,530,046)	(3,818,394)	(7,210,687)
Sales and marketing expenses (including share-based compensation expense of US$(10,061), US$517 and nil in 2023, 2024 and 2025, respectively)	(9,778,603)	(15,056,063)	(17,674,610)
Other operating income, net	283,252	462,284	793,685
Total operating expenses	(15,279,376)	(21,402,565)	(28,476,332)
(Loss) income from operations	(38,789)	153,341	(2,535,832)
Interest (expenses) income, net	(30,911)	(65,742)	(28,443)
Foreign exchange (loss) gain, net	(5,628)	(15,034)	(10,829)
Income (loss) before income taxes	(75,328)	72,565	(2,575,104)
Income tax expenses	(2,851)	(8,996)	(20,837)
Net (loss) income	(78,179)	63,569	(2,595,941)
Net (loss) income attributable to ordinary shareholders	$ (78,179)	$ 63,569	$ (2,595,941)
Net (loss) income per ordinary share:
Basic (in dollars per share)	$ (0.00002)	$ 0.00001	$ (0.0005)
Diluted (in dollars per share)	$ (0.00002)	$ 0.00001	$ (0.0005)
Weighted average shares used in calculating net loss per ordinary share:
Basic (in shares)	4,837,255,456	4,837,255,456	4,837,255,456
Diluted (in shares)	4,837,255,456	4,858,518,429	4,837,255,456
In-app purchase revenues
Net revenues	$ 14,064,545	$ 19,510,797	$ 6,470,995
Advertising revenue
Net revenues	6,605,671	8,760,291	22,822,094
Other revenues
Net revenues	$ 1,042,504	$ 2,047,728	$ 2,683,179
ADS
Net (loss) income per ordinary share:
Basic (in dollars per share)	$ (0.01)	$ 0.01	$ (0.35)
Diluted (in dollars per share)	$ (0.01)	$ 0.01	$ (0.35)